LOSS PER SHARE - Schedule of loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Calculation of basic earnings per share:
Net loss	$ (397,789)	$ (17,050)		$ (17,563)
Loss attributed to ordinary shareholders in USD	$ (397,789)	$ (17,050)		$ (17,563)
Weighted average number of ordinary shares, Basic	30,031	18,732	[1]	18,365	[1]
Weighted average number of ordinary shares, Diluted	30,031	18,732	[1]	18,365	[1]
Basic loss per share attributed in USD	$ (13.25)	$ (0.91)	[1]	$ (0.95)	[1]
Diluted loss per share attributed in USD	$ (13.25)	$ (0.91)	[1]	$ (0.95)	[1]

[1]	Restated as a result of the SPAC transaction